CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 2)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Total operating expenses:
General and administrative expenses	$ (28,335,009)	¥ (183,548,522)	¥ (132,125,421)	¥ (112,416,394)
Loss from operations	11,548,332	74,807,785	(17,852,857)	(99,357,762)
Interest expense	(19,106,574)	(123,768,564)	(76,937,649)	(50,880,171)
Gain from sale of cost method investment	123,971,059	803,059,728
Income (loss) before income taxes	121,002,006	783,826,795	(91,233,780)	(150,985,885)
Provision for income taxes	(13,505,818)	(87,487,990)	(1,911,657)	(1,228,145)
Net income (loss)	107,496,188	696,338,805	(93,145,437)	(152,214,030)
Accretion on convertible redeemable preferred shares to redemption value			(250,774,772)	(191,134,918)
Deemed contribution from preferred shareholders at extinguishment of convertible bonds				16,750,848
Deemed dividends to preferred shareholders at extinguishment of convertible bonds and promissory note				(44,163,640)
Modification of warrants				(1,021,523)
Net income (loss) attributable to common shareholders	107,496,188	696,338,805	(343,920,209)	(371,783,263)
Change in cumulative foreign currency translation adjustment, net of tax of nil	11,332,581	73,410,193	(5,437,415)	4,391,112
Comprehensive income (loss)	118,828,769	769,748,998	(98,582,852)	(147,822,918)
Change in cumulative foreign currency translation adjustment, tax portion		0	0	0
Series A Preferred Shares
Total operating expenses:
Accretion on convertible redeemable preferred shares to redemption value			(69,598)	(4,008,032)
Series B Preferred Shares
Total operating expenses:
Accretion on convertible redeemable preferred shares to redemption value			(3,451,997)	(35,069,326)
Series C Preferred Shares
Total operating expenses:
Accretion on convertible redeemable preferred shares to redemption value			(75,476,317)	(74,328,662)
Series D Preferred Shares
Total operating expenses:
Accretion on convertible redeemable preferred shares to redemption value			(51,479,102)	(65,070,473)
Series E Preferred Shares
Total operating expenses:
Accretion on convertible redeemable preferred shares to redemption value			(97,696,064)	(7,094,798)
Class A Preferred Shares
Total operating expenses:
Accretion on convertible redeemable preferred shares to redemption value			(22,601,694)	(5,563,627)
Parent company
Total operating expenses:
General and administrative expenses	(3,307,701)	(21,426,624)	(12,681,141)	(6,254,660)
Loss from operations	(3,307,701)	(21,426,624)	(12,681,141)	(6,254,660)
Interest expense	(1,066,047)	(6,905,640)		(24,698,528)
Gain from sale of cost method investment	123,971,059	803,059,728
Share of loss of subsidiaries and VIEs	(343,803)	(2,227,088)	(80,464,296)	(121,260,842)
Other income	1,531,032	9,917,716
Income (loss) before income taxes	120,784,540	782,418,092	(93,145,437)	(152,214,030)
Provision for income taxes	(13,288,352)	(86,079,287)
Net income (loss)	107,496,188	696,338,805	(93,145,437)	(152,214,030)
Deemed contribution from preferred shareholders at extinguishment of convertible bonds				16,750,848
Deemed dividends to preferred shareholders at extinguishment of convertible bonds and promissory note				(44,163,640)
Modification of warrants				(1,021,523)
Net income (loss) attributable to common shareholders	107,496,188	696,338,805	(343,920,209)	(371,783,263)
Change in cumulative foreign currency translation adjustment, net of tax of nil	11,332,581	73,410,193	(5,437,415)	4,391,112
Comprehensive income (loss)	$ 118,828,769	769,748,998	(98,582,852)	(147,822,918)
Change in cumulative foreign currency translation adjustment, tax portion		¥ 0	0	0
Parent company | Series A Preferred Shares
Total operating expenses:
Accretion on convertible redeemable preferred shares to redemption value			(69,598)	(4,008,032)
Parent company | Series B Preferred Shares
Total operating expenses:
Accretion on convertible redeemable preferred shares to redemption value			(3,451,997)	(35,069,326)
Parent company | Series C Preferred Shares
Total operating expenses:
Accretion on convertible redeemable preferred shares to redemption value			(75,476,317)	(74,328,662)
Parent company | Series D Preferred Shares
Total operating expenses:
Accretion on convertible redeemable preferred shares to redemption value			(51,479,102)	(65,070,473)
Parent company | Series E Preferred Shares
Total operating expenses:
Accretion on convertible redeemable preferred shares to redemption value			(97,696,064)	(7,094,798)
Parent company | Class A Preferred Shares
Total operating expenses:
Accretion on convertible redeemable preferred shares to redemption value			¥ (22,601,694)	¥ (5,563,627)